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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BIOEQUITIES ADVISER, LLC
Address: 601 Gateway Boulevard, Suite 260
         South San Francisco, CA 94080

Form 13F File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place, and Date of Signing:

/s/ Robert W. Liptak        South San Francisco, CA          2/13/03
--------------------        -----------------------          -------
    [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number      Name

    28-
       ----------------------     -------------------------------------------
       [Repeat as necessary.]

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             Form 13F Information Table
                                                                                                               VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                               VALUE    SHARES/   SH/   PUT/  INVSTMT            OTHER MANAGERS
NAME OF ISSUER                  TITLE OF CLASS       CUSIP    x($1000)  PRN AMT   PRN   CALL  DISCRETN        SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
3-DIMENTIONAL COM                COMMON STOCK      88554W104    1172     362700    SH           SOLE         362700     0       0
ABGENIX INC COM STK              COMMON STOCK      00339B107    4039     548000    SH           SOLE         548000     0       0
ADOLOR CORP COM                  COMMON STOCK      00724X102     469      33700    SH           SOLE          33700     0       0
ALEXION PHARMACEUTICALS INC      COMMON STOCK      015351109    2537     179700    SH           SOLE         179700     0       0
ALKERMES INC COM                 COMMON STOCK      01642T108    4276     682000    SH           SOLE         682000     0       0
ALTEON INC COM                   COMMON STOCK      02144G107    3389    1652900    SH           SOLE        1652900     0       0
AMGEN INC USD.0001 COM           COMMON STOCK      031162100   13216     273396    SH           SOLE         273396     0       0
AMGEN INC USD COM                OPTIONS - PUTS    0311680MJ    2417      50000    SH   PUT     SOLE          50000     0       0
AMGEN INC USD COM                OPTIONS - PUTS    0311620MW    4834     100000    SH   PUT     SOLE         100000     0       0
ARRAY BIOPHARMA                  COMMON STOCK      04269X105    3170     571300    SH           SOLE         571300     0       0
BIOGEN INC Com                   COMMON STOCK      090597105    5724     142900    SH           SOLE         142900     0       0
CUBIST PHARMACEUTICALS INC       COMMON STOCK      229678107    3420     415600    SH           SOLE         415600     0       0
ELAN CORP PLC ADR (REPR 1 ORD)   ADRS STOCKS       284131208    1374     558500    SH           SOLE         558500     0       0
ENZON INC COM                    COMMON STOCK      293904108    2540     151900    SH           SOLE         151900     0       0
GENENTECH INC COM STK            COMMON STOCK      368710406    6022     181600    SH           SOLE         181600     0       0
GENZYME CORP COM                 COMMON STOCK      372917104    5982     202300    SH           SOLE         202300     0       0
HUMAN GENOME SCIENCES INC        COMMON STOCK      444903108    1287     146100    SH           SOLE         146100     0       0
IDEC PHARMACEUTICALS CORP        COMMON STOCK      449370105    3072      92600    SH           SOLE          92600     0       0
INHALE THERAPEUTIC SYSTEMS       COMMON STOCK      457191104    2984     369300    SH           SOLE         369300     0       0
INSPIRE PHARMA COM STK           COMMON STOCK      457733103    5474     586100    SH           SOLE         586100     0       0
INTERMUNE INC.                   COMMON STOCK      45884X103    1120      43900    SH           SOLE          43900     0       0
ISIS PHARMACEUTICALS             COMMON STOCK      464330109    1919     291088    SH           SOLE         291088     0       0
KING PHARMACEUTICALS USD COM     COMMON STOCK      495582108     395      23000    SH           SOLE          23000     0       0
KYPHON INC COM                   COMMON STOCK      501577100    1828     214000    SH           SOLE         214000     0       0
LEXICON GENETIC                  COMMON STOCK      528872104    1690     357200    SH           SOLE         357200     0       0
LIGAND PHARMACEUTICALS INC       COMMON STOCK      53220K207    3613     672900    SH           SOLE         672900     0       0
MEDIMMUNE INC COM                COMMON STOCK      584699102   11037     406200    SH           SOLE         406200     0       0
MILLENNIUM PHARMACEUTICALS INC   COMMON STOCK      599902103    3774     475300    SH           SOLE         475300     0       0
NOVEN PHARMACEUTICALS INC        COMMON STOCK      670009109    5168     559900    SH           SOLE         559900     0       0
PRAECIS PHARMACEUTICALS INC      COMMON STOCK      739421105    2460     756900    SH           SOLE         756900     0       0
PROTEIN DESIGN LABS INC          COMMON STOCK      74369L103    5505     647600    SH           SOLE         647600     0       0
SANGSTAT MED CORP COM            COMMON STOCK      801003104    1313     116200    SH           SOLE         116200     0       0
SCIOS INC COM                    COMMON STOCK      808905103    4711     144500    SH           SOLE         144500     0       0
SCIOS INC COM                    OPTIONS - CALLS   8089050AG    2443      75000    SH   CALL    SOLE          75000     0       0
SERONO SA -ADR                   ADRS STOCKS       81752M101    1935     142700    SH           SOLE         142700     0       0
TRANSKARYOTIC THERAPIES INC      COMMON STOCK      893735100     157      15800    SH           SOLE          15800     0       0
TRIMERIS INC COM                 COMMON STOCK      896263100    1079      25000    SH           SOLE          25000     0       0
TULARIK INC COM STK              COMMON STOCK      899165104    2030     272200    SH           SOLE         272200     0       0
VERTEX PHARMACEUTICALS INC       COMMON STOCK      92532F100    3805     240100    SH           SOLE         240100     0       0
XOMA LTD                         COMMON STOCK      G9825R107    4219     997300    SH           SOLE         997300     0       0
S REPORT SUMMARY                40 Data Records               137596            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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